Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Cost
Construction in progress	318,000,074	309,948,621	$45,105,086
Plant and buildings	170,206,987	178,756,490	26,013,430
Machinery and equipment	194,875,303	237,637,928	34,582,116
Electronic equipment	10,107,578	11,117,440	1,617,859
Motor vehicles	2,978,155	3,031,087	441,097
Office equipment and furniture	29,888,526	34,423,995	5,009,531
Leasehold improvements	4,390,980	5,597,019	814,503
Total Cost	730,447,603	780,512,580	113,583,622
Less: accumulated depreciation	(150,402,597)	(178,864,241)	(26,029,112)
Less: asset impairment	(29,891,896)	(29,891,896)	(4,349,998)
Property and equipment, net	550,153,110	571,756,443	$83,204,512